Offerings	Feb. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, par value US$$0.00005 per share
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	13.00
Maximum Aggregate Offering Price	$ 299,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,291.90
Offering Note	Includes offering price of additional shares that the underwriters have the option to purchase.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value US$$0.00005 per share
Maximum Aggregate Offering Price	$ 903,272,742.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 124,741.97
Offering Note	Includes offering price of additional shares that the underwriters have the option to purchase.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Fees of $124,741.97 were previously paid upon previous filings of the Registration Statement on Form F-1 to which this exhibit is attached.